UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Global Real Estate Fund
(f/k/a Dryden Global Real Estate Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

Dryden Global Real Estate Fund

SCHEDULE OF INVESTMENTS

as of December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.5%
COMMON STOCKS 97.3%
Australia 10.1%
919,800	CFS Retail Property Trust, REIT	$1,566,199
1,633,400	Commonwealth Property Office Fund, REIT	1,414,706
3,366,626	Dexus Property Group, REIT	2,554,170
3,363,200	Goodman Group, REIT	1,902,709
2,975,520	ING Office Fund, REIT	1,691,357
274,556	Lend Lease Corp. Ltd.	2,534,406
1,017,300	Macquarie CountryWide Trust, REIT	527,959
1,561,256	Mirvac Group, REIT	2,178,338
2,365,000	Mirvac Industrial Trust, REIT(a)	111,919
1,426,825	Stockland, REIT	5,027,000
1,210,279	Westfield Group, REIT	13,545,283

		33,054,046

Belgium 0.2%
5,459	Cofinimmo, REIT	771,633

Bermuda 0.1%
24,019	Orient-Express Hotels Ltd. (Class A Stock)(a)	243,553

Brazil 2.9%
31,600	BR Malls Participacoes SA(a)	390,236
193,600	Cyrela Brazil Realty SA	2,724,411
144,251	Gafisa SA	2,339,832
150,000	Multiplan Empreendimentos Imobiliarios SA	2,795,807
128,066	PDG Realty SA Empreendimentos e Participacoes	1,276,247

		9,526,533

Canada 1.0%
75,100	Brookfield Properties Corp.	919,138
109,100	Chartwell Seniors Housing Real Estate Investment Trust, REIT	733,349
84,435	RioCan Real Estate Investment Trust, REIT	1,602,557

		3,255,044

Finland 0.3%
81,022	Citycon Oyj	339,203
158,436	Sponda Oyj(a)	618,434

		957,637

France 5.1%
14,828	Fonciere des Regions, REIT	1,516,210
6,114	GECINA SA, REIT	664,803
12,716	ICADE, REIT	1,217,461
52,069	Klepierre, REIT	2,109,587
50,466	Unibail-Rodamco, REIT	11,086,357

		16,594,418

Hong Kong 13.6%
1,927,000	Champion, REIT	816,204
688,776	Cheung Kong Holdings Ltd.	8,850,895
1,351,469	Hang Lung Properties Ltd.	5,298,233

570,794	Henderson Land Development Co. Ltd.	4,265,390
796,000	Hongkong Land Holdings Ltd.	3,920,369
597,999	Hysan Development Co. Ltd.	1,692,387
378,392	Kerry Properties Ltd.	1,913,916
845,219	Link (The), REIT	2,156,763
202,000	Shimao Property Holdings Ltd.	378,724
1,326,000	Sino Land Co. Ltd.	2,552,839
663,935	Sun Hung Kai Properties Ltd.	9,872,128
880,000	Wheelock & Co. Ltd.	2,684,247

		44,402,095

Italy 0.1%
285,248	Beni Stabili SpA	233,371

Japan 12.1%
184,600	Aeon Mall Co. Ltd.	3,576,403
155	Japan Logistics Fund, Inc., REIT	1,135,707
197	Japan Retail Fund Investment Corp., REIT	885,958
849,780	Mitsubishi Estate Co. Ltd.	13,567,477
620,339	Mitsui Fudosan Co. Ltd.	10,488,831
122	Nippon Accommodations Fund, Inc., REIT	638,123
204	Nippon Building Fund, Inc., REIT	1,550,429
78,700	Nomura Real Estate Holdings, Inc.	1,167,468
1,192	NTT Urban Development Corp.	795,704
304,952	Sumitomo Realty & Development Co. Ltd.	5,756,730

		39,562,830

Luxembourg 0.1%
47,464	Prologis European Properties(a)	290,936

Netherlands 3.1%
36,630	Corio NV, REIT	2,495,594
48,752	Eurocommercial Properties NV, REIT	2,017,896
65,476	Nieuwe Steen Investments Funds NV, REIT	1,337,146
22,280	Vastned Retail NV, REIT	1,465,002
31,339	Wereldhave NV, REIT	2,993,358

		10,308,996

New Zealand
252,300	AMP NZ Office Trust, REIT	139,142

Singapore 6.0%
965,000	Ascendas Real Estate Investment Trust, REIT	1,514,854
3,013,000	CapitaCommercial Trust, REIT	2,495,039
1,222,000	CapitaLand Ltd.	3,625,138
924,673	CapitaMall Trust, REIT	1,180,228
259,058	City Developments Ltd.	2,118,193
2,056,000	Fortune Real Estate Investment Trust, REIT	828,594
1,427,651	Frasers Centrepoint Trust, REIT	1,413,354
2,530,000	K-REIT Asia, REIT	1,967,435
375,600	Keppel Land Ltd.	928,152
146,000	Singapore Land Ltd.	681,458
2,505,000	Starhill Global, REIT	931,954

2,214,000	Suntec Real Estate Investment Trust, REIT	2,119,461

		19,803,860

Sweden 1.3%
38,196	Castellum AB	386,842
166,261	Hufvudstaden AB (Class A Stock)	1,259,921
352,267	Klovern AB	1,125,378
78,414	Kungsleden AB	536,334
48,934	Wihlborgs Fastigheter AB	902,011

		4,210,486

Switzerland 0.8%
44,985	PSP Swiss Property AG(a)	2,540,653

United Kingdom 5.3%
156,986	Atrium European Real Estate Ltd.	1,056,583
229,386	Big Yellow Group PLC, REIT(a)	1,306,759
444,161	British Land Co. PLC, REIT	3,420,199
23,982	Derwent London PLC, REIT	509,615
235,857	Great Portland Estates PLC, REIT	1,091,739
368,189	Hammerson PLC, REIT	2,506,050
344,450	Land Securities Group PLC, REIT	3,791,212
485,381	Segro PLC, REIT	2,692,294
148,813	Shaftesbury PLC, REIT	946,225

		17,320,676

United States 35.2%
25,075	AvalonBay Communities, Inc., REIT	2,058,908
165,009	BioMed Realty Trust, Inc., REIT	2,603,842
86,259	Boston Properties, Inc., REIT	5,785,391
238,288	Brandywine Realty Trust, REIT	2,716,483
70,491	BRE Properties, Inc., REIT	2,331,842
84,754	Camden Property Trust, REIT	3,591,027
351,031	CBL & Associates Properties, Inc., REIT	3,394,470
146,424	DiamondRock Hospitality Co., REIT	1,240,211
94,815	Digital Realty Trust, Inc., REIT	4,767,298
79,076	Douglas Emmett, Inc., REIT	1,126,833
119,923	Equity Residential, REIT	4,050,999
88,950	Extra Space Storage, Inc., REIT	1,027,373
126,124	First Potomac Realty Trust, REIT	1,585,379
372,287	Host Hotels & Resorts, Inc., REIT(a)	4,344,589
15,900	Hyatt Hotels Corp. (Class A Stock)(a)	473,979
152,510	Kilroy Realty Corp., REIT	4,677,482
119,941	Kimco Realty Corp., REIT	1,622,802
219,659	Macerich Co. (The), REIT	7,896,741
142,034	Mack-Cali Realty Corp., REIT	4,910,115
75,275	Morgans Hotel Group Co.(a)	340,996
136,400	Pebblebrook Hotel Trust(a)	3,002,164
160,140	Post Properties, Inc., REIT	3,138,744
260,523	ProLogis, REIT	3,566,560
81,882	Public Storage, Inc., REIT	6,669,289
206,457	Simon Property Group, Inc., REIT	16,475,269
21,257	SL Green Realty Corp., REIT	1,067,952
66,861	Sovran Self Storage, Inc., REIT	2,388,944
45,360	Starwood Hotels & Resorts Worldwide, Inc.	1,658,815
48,512	Tanger Factory Outlet Centers, REIT	1,891,483

332,204	U-Store-It Trust, REIT	2,431,733
127,100	Ventas, Inc., REIT	5,559,354
100,592	Vornado Realty Trust, REIT	7,035,404

		115,432,471

	TOTAL COMMON STOCKS (cost $291,942,322)	318,648,380

PREFERRED STOCK 0.2%
United States
25,200	Taubman Centers, Inc., 8.00%, REIT (cost $389,340)	618,408

Units
WARRANT(a)(e)
France
14,828	Fonciere des Regions, REIT, expiring 12/31/10 (cost $6,269)	12,520

	TOTAL LONG-TERM INVESTMENTS (cost $292,337,931)	319,279,308

Shares
SHORT-TERM INVESTMENT 1.8%
AFFILIATED MONEY MARKET MUTUAL FUND
5,845,103	Dryden Core Investment Fund - Taxable Money Market Series (cost $5,845,103)(d)	5,845,103

	TOTAL INVESTMENTS(b)—99.3% (cost $298,183,034)(c)	325,124,411
	Other assets in excess of liabilities—0.7%	2,309,829

	NET ASSETS—100%	$327,434,240

The following abbreviation is used in the Schedule of Investments:

REIT Real Estate Investement Trust

(a)	Non-income producing security.
(b)	As of December 31, 2009, 76 securities representing $190,190,779 and 58.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	The United States federal income tax basis of the Fund’s investments was $328,627,366; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,502,955 (gross unrealized appreciation $25,390,204; gross unrealized depreciation ($28,893,159)). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of December 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$33,054,046	$—
Belgium	—	771,633	—
Bermuda	243,553	—	—
Brazil	9,526,533	—	—
Canada	3,255,044	—	—
Finland	—	957,637	—
France	—	16,594,418	—
Hong Kong	—	44,402,095	—
Italy	—	233,371	—
Japan	—	39,562,830	—
Luxembourg	—	290,936	—
Netherlands	—	10,308,996	—
New Zealand	—	139,142	—
Singapore	—	19,803,860	—
Sweden	—	4,210,486	—
Switzerland	—	2,540,653	—
United Kingdom	—	17,320,676	—
United States	115,432,471	—	—
Preferred Stock:
United States	618,408	—	—
Warrant:
France	12,520	—	—
Affiliated Money Market Mutual Fund	5,845,103

	134,933,632	190,190,779	—
Other Financial Instuments*	—	—	—

Total	$134,933,632	$190,190,779	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2009 were as follows:

Diversified	35.7%
Retail Property	22.1
Office Space	12.9
Storage Property	4.1
Shopping Centers	3.5
Real Estate Operation & Development	3.0
Hotel / Resort & Entertainment Property	2.6
Real Estate Management / Service	2.5
Residential	2.4
Apartments	2.4
Healthcare Property	1.9
Affiliated Money Market Mutual Fund	1.8
Industrial Property	1.6
Development Companies	1.5
Financial Services	0.8
Warehouse/Industrial	0.3
Regional Malls	0.2

99.3
Other assets in excess of liabilities	0.7

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Real Estate Fund (f/k/a Dryden Global Real Estate Fund)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 22, 2010

*	Print the name and title of each signing officer under his or her signature.